Operating Lease Agreements - Summary of Rents of Operating Leases Payable (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating lease by lessee [Line Items]
Operating lease payable	$ 62,948	$ 58,365	$ 66,135
Not later than 1 year [Member]
Disclosure of operating lease by lessee [Line Items]
Operating lease payable	15,067	18,550	18,306
Between 1 and 5 years [Member]
Disclosure of operating lease by lessee [Line Items]
Operating lease payable	$ 47,881	$ 39,815	$ 47,829